BARINGS FUNDS TRUST

SUPPLEMENT DATED DECEMBER 22, 2020

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED OCTOBER 28, 2020,

AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Barings Active Short Duration Bond Fund

Barings Diversified Income Fund

(each, a “Fund” and together, the “Funds”)

David Nagle, Managing Director and portfolio manager for Barings’ Investment Grade Fixed Income Group, has announced his intention to retire from Barings on December 31, 2020. Effective December 31, 2020, Mr. Nagle will no longer serve as a portfolio manager of the Funds.

In addition, effective December 31, 2020, Charles Sanford will be added as a portfolio manager of the Funds and Yulia Alekseeva will be added as a portfolio manager of the Barings Active Short Duration Bond Fund.

Accordingly, effective December 31, 2020, the following changes will be made to the Funds:

All references to David Nagle are deleted in their entirety.

The following replaces similar information contained in the Prospectus under the heading Barings Active Short Duration Bond Fund – Portfolio Management on page 34:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Doug Trevallion	July 8, 2015	Portfolio Manager
Stephen Ehrenberg	June 8, 2018	Portfolio Manager
Yulia Alekseeva	December 31, 2020	Portfolio Manager
Charles Sanford	December 31, 2020	Portfolio Manager

The following replaces similar information contained in the Prospectus under the heading Barings Diversified Income Fund – Portfolio Management on page 42:

PORTFOLIO MANAGER	MANAGED THE FUND SINCE	TITLE WITH MANAGER
Stephen Ehrenberg	August 1, 2018	Portfolio Manager
Kathleen Kraez	March 1, 2019	Portfolio Manager
Yulia Alekseeva	August 1, 2019	Portfolio Manager
Natalia Krol	October 1, 2019	Portfolio Manager
Charles Sanford	December 31, 2020	Portfolio Manager

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Prospectus under the heading Management of the Funds – Portfolio Management starting on page 85:

PORTFOLIO MANAGER, TITLE	LENGTH OF SERVICE	PAST 5 YEARS’ BUSINESS EXPERIENCE
Yulia Alekseeva Portfolio Manager	See Description	Ms. Alekseeva is a Managing Director and Portfolio Manager in the Barings Investment Grade Fixed Income Group and Head of Securitized Credit Research. She has worked in the industry since 2005. Prior to re-joining the firm in 2019, Ms. Alekseeva was employed at Canada Pension Plan Investment Board as a Principal in the Structured Credit department following positions at Bank of America Merrill Lynch and PricewaterhouseCoopers. Ms. Alekseeva holds a B.A. in Economics & Finance from the Plekhanov Russian University of Economics and an M.B.A. degree from the Wharton School at the University of Pennsylvania. She is a member of the CFA Institute and an Associate Chartered Accountant with the Institute of Chartered Accountants in England and Wales (ICAEW). She shares principal responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund (since December 31, 2020) and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund) (since August 1, 2019).
Charles Sanford Portfolio Manager	December 31, 2020	Mr. Sanford is Head of Barings’ Investment Grade Corporate Credit Group. Mr. Sanford is responsible for the portfolio management of the firm’s multi-asset insurance client mandates as well as the investment grade corporate bond strategies. Mr. Sanford has worked in the industry since 1994 and his experience has encompassed a wide range of financial services. He joined the firm in 2004 as a credit analyst, covering several sectors including food/beverage, chemicals and retail, and has been a portfolio manager since 2006. Prior to that, Mr. Sanford worked at Booz, Allen and Hamilton as a management consultant and Bell South where he worked on mergers and acquisitions and internal consulting projects. He also co-founded and ran an angel capital firm, University Angels, during the early days of the internet, where he raised money for early stage technology companies. Mr. Sanford holds a B.A. from Amherst College and an M.B.A. from Harvard Business School. He shares principal responsibility for the day-to-day management of the Barings Active Short Duration Bond Fund and Barings Diversified Income Fund (f/k/a Barings Total Return Bond Fund).

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the Statement of Additional Information (“SAI”) under the heading Information Regarding Portfolio Managers – Portfolio Managers – Barings Active Short Duration Bond Fund on page 73:

PORTFOLIO TEAM	ACCOUNT CATEGORY	NUMBER OF ACCOUNTS MANAGED*	ASSET MANAGED (MILLIONS)*	NUMBER OF ACCOUNTS MANAGED WITH PERFORMANCE- BASED ADVISORY FEE*	ASSETS MANAGED IN ACCOUNTS WITH PERFORMANCE- BASED ADVISORY FEE (MILLIONS)*
Yulia Alekseeva	Registered Investment Companies**	3	$741	0	N/A
	Other Pooled Investment Vehicles	7	$605	0	N/A
	Other Accounts	24	$22,152	0	N/A
Charles Sanford	Registered Investment Companies**	3	$1,802	0	N/A
	Other Pooled Investment Vehicles	2	$0.008	0	N/A
	Other Accounts	80	$178,579	0	N/A
*	The information provided is as of September 30, 2020.
**	Does not include the Active Short-Duration Bond Fund.

The following supplements and, to the extent inconsistent therewith, supersedes the information found in the Statement of Additional Information (“SAI”) under the heading Information Regarding Portfolio Managers – Portfolio Managers – Barings Diversified Income Fund on page 74:

PORTFOLIO TEAM	ACCOUNT CATEGORY	NUMBER OF ACCOUNTS MANAGED*	ASSET MANAGED (MILLIONS)*	NUMBER OF ACCOUNTS MANAGED WITH PERFORMANCE- BASED ADVISORY FEE*	ASSETS MANAGED IN ACCOUNTS WITH PERFORMANCE- BASED ADVISORY FEE (MILLIONS)*
Charles Sanford	Registered Investment Companies**	3	$1,802	0	N/A
	Other Pooled Investment Vehicles	2	$0.008	0	N/A
	Other Accounts	80	$178,579	0	N/A
*	The information provided is as of September 30, 2020.
**	Does not include the Diversified Income Fund.

The following supplements and, to the extent inconsistent therewith, supersedes the information contained in the SAI under the heading “Information Regarding Portfolio Managers – Portfolio Managers – Ownership of Securities” on page 76.

As of November 30, 2020, Charles Sanford owned between $100,001-$500,000 in shares of the Active Short Duration Bond Fund.

Please Retain this Supplement for Future Reference

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